Investment Risks	Nov. 26, 2025
Arrow DWA Tactical: Balanced Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. The following describes the principal risks the Fund bears with respect to its investments. The risks apply to the Fund through its direct investments in securities as well as indirectly through investments in ETFs and the DWA Balanced Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

●	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Balanced Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

●	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

●	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

●	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

●	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Balanced Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

●	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

●	Taxation Risk: By investing in commodities indirectly through the DWA Balanced Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Balanced Subsidiary is a controlled foreign corporation, any income received from the DWA Balanced Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

●	Wholly-Owned Subsidiary Risk: The DWA Balanced Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Balanced Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Balanced Subsidiary.

Arrow DWA Tactical: Balanced Fund | Affiliated Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

Arrow DWA Tactical: Balanced Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Balanced Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

Arrow DWA Tactical: Balanced Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Arrow DWA Tactical: Balanced Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

Arrow DWA Tactical: Balanced Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Arrow DWA Tactical: Balanced Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

Arrow DWA Tactical: Balanced Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

Arrow DWA Tactical: Balanced Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Arrow DWA Tactical: Balanced Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Balanced Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Arrow DWA Tactical: Balanced Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Arrow DWA Tactical: Balanced Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Arrow DWA Tactical: Balanced Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Arrow DWA Tactical: Balanced Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Arrow DWA Tactical: Balanced Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Arrow DWA Tactical: Balanced Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Arrow DWA Tactical: Balanced Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Arrow DWA Tactical: Balanced Fund | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Arrow DWA Tactical: Balanced Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Arrow DWA Tactical: Balanced Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Arrow DWA Tactical: Balanced Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Arrow DWA Tactical: Balanced Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Arrow DWA Tactical: Balanced Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Arrow DWA Tactical: Balanced Fund | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

Arrow DWA Tactical: Balanced Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Arrow DWA Tactical: Balanced Fund | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Arrow DWA Tactical: Balanced Fund | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation Risk: By investing in commodities indirectly through the DWA Balanced Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Balanced Subsidiary is a controlled foreign corporation, any income received from the DWA Balanced Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Arrow DWA Tactical: Balanced Fund | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly-Owned Subsidiary Risk: The DWA Balanced Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Balanced Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Balanced Subsidiary.

Arrow DWA Tactical: Macro Fund
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. The following describes the principal risks the Fund bears with respect to its investments. The risks apply to the Fund through its direct investments in securities as well as indirectly through investments in ETFs and the DWA Tactical Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

●	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund directly or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

●	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

●	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

●	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

●	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

●	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Taxation Risk: By investing in commodities indirectly through the DWA Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Tactical Subsidiary is a controlled foreign corporation, any income received from the DWA Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

●	Wholly-Owned Subsidiary Risk: The DWA Tactical Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Tactical Subsidiary, respectively, are organized, could result in the inability of the Fund and/or DWA Tactical Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Tactical Subsidiary.

Arrow DWA Tactical: Macro Fund | Affiliated Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

Arrow DWA Tactical: Macro Fund | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk: ETFs investing in the commodities markets and investments in the DWA Tactical Subsidiary may subject the Fund to greater volatility than investments in traditional securities.

Arrow DWA Tactical: Macro Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund directly or through an ETF, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest, directly or indirectly, in “junk bonds.” Such securities are speculative investments that carry greater risks than higher quality debt securities.

Arrow DWA Tactical: Macro Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Arrow DWA Tactical: Macro Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk: The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time. The Fund’s use of short selling may reduce the risk of general equity market volatility but cannot completely eliminate that risk.

Arrow DWA Tactical: Macro Fund | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

Arrow DWA Tactical: Macro Fund | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: When the Fund invests in ETFs that own bonds, or in this type of security directly, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

Arrow DWA Tactical: Macro Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: Although the Fund will not invest in the securities of foreign companies directly other than the DWA Tactical Subsidiary, it may invest in ETFs that invest in foreign international equity securities. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Arrow DWA Tactical: Macro Fund | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Arrow DWA Tactical: Macro Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Arrow DWA Tactical: Macro Fund | Junk Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Arrow DWA Tactical: Macro Fund | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: Using derivatives to increase the Fund’s exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Arrow DWA Tactical: Macro Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Advisor’s investment decisions about individual securities and derivatives as well as ETFs impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

Arrow DWA Tactical: Macro Fund | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Arrow DWA Tactical: Macro Fund | MLP Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Arrow DWA Tactical: Macro Fund | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Arrow DWA Tactical: Macro Fund | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Arrow DWA Tactical: Macro Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Arrow DWA Tactical: Macro Fund | Real Estate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Real Estate Risk: ETFs that invest in real estate are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Arrow DWA Tactical: Macro Fund | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

Arrow DWA Tactical: Macro Fund | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sector Risk: The Fund may focus its investments in securities of a particular sector or in ETFs that focus investments in securities of a particular sector. Economic, legislative or regulatory developments may occur, which significantly affect the entire sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Arrow DWA Tactical: Macro Fund | Small and Medium Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks or ETFs that invests in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Arrow DWA Tactical: Macro Fund | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation Risk: By investing in commodities indirectly through the DWA Tactical Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the DWA Tactical Subsidiary is a controlled foreign corporation, any income received from the DWA Tactical Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Arrow DWA Tactical: Macro Fund | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly-Owned Subsidiary Risk: The DWA Tactical Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and DWA Tactical Subsidiary, respectively, are organized, could result in the inability of the Fund and/or DWA Tactical Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the DWA Tactical Subsidiary.

ARROW MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]
Risk [Text Block]

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. The following describes the principal risks the Fund bears with respect to its investments. The risks apply to the Fund through its direct investments in securities and derivatives as well as indirectly through investments in other funds, structured notes and the Arrow MFT Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

●	Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.

●	Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

●	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

●	Foreign Investment Risk: The Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

●	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

●	Other Investment Company Risk: Other investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund. The Fund’s investments in private investment funds will not have the benefit of the protections of the Investment Company Act of 1940, as amended (the “1940 Act”), as such investment funds are not registered investment companies under the 1940 Act.

●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

●	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the Underlying Asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

●	Taxation Risk: By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow MFT Subsidiary is a controlled foreign corporation, any income received from the Arrow MFT Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

●	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

●	Wholly-Owned Subsidiary Risk: The Arrow MFT Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow MFT Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow MFT Subsidiary.

ARROW MANAGED FUTURES STRATEGY FUND | Affiliated Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Affiliated Investment Company Risk: The Fund invests in affiliated underlying funds (the “Arrow Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects an Arrow Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Arrow Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Arrow Advised Funds. The Arrow Advised Funds in which the Fund may invest are not money market funds and are more risky than a money market fund.

ARROW MANAGED FUTURES STRATEGY FUND | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk: Investing in the commodities markets will subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

ARROW MANAGED FUTURES STRATEGY FUND | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

ARROW MANAGED FUTURES STRATEGY FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also will affect liquidity and make it difficult for the Fund to sell the security.

ARROW MANAGED FUTURES STRATEGY FUND | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the “Alternative Asset” market segment may be more volatile than other Fund investments.

ARROW MANAGED FUTURES STRATEGY FUND | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities and derivatives generally increases. Your investment will decline in value if the value of the Fund’s investments decreases.

ARROW MANAGED FUTURES STRATEGY FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Investment Risk: The Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

ARROW MANAGED FUTURES STRATEGY FUND | Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Advisor’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

ARROW MANAGED FUTURES STRATEGY FUND | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

ARROW MANAGED FUTURES STRATEGY FUND | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

ARROW MANAGED FUTURES STRATEGY FUND | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

ARROW MANAGED FUTURES STRATEGY FUND | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

ARROW MANAGED FUTURES STRATEGY FUND | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: There are risks associated with the sale and purchase of options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

ARROW MANAGED FUTURES STRATEGY FUND | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk: Regulatory authorities in the United States or other countries may restrict the ability of the Fund to fully implement its strategy, either generally, or with respect to certain securities, industries or countries, which may impact the Fund’s ability to fully implement its investment strategies.

ARROW MANAGED FUTURES STRATEGY FUND | Short Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

ARROW MANAGED FUTURES STRATEGY FUND | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

ARROW MANAGED FUTURES STRATEGY FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Taxation Risk: By investing in commodities indirectly through the Arrow MFT Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Arrow MFT Subsidiary is a controlled foreign corporation, any income received from the Arrow MFT Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

ARROW MANAGED FUTURES STRATEGY FUND | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Wholly-Owned Subsidiary Risk: The Arrow MFT Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Arrow MFT Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Arrow MFT Subsidiary.

ARROW MANAGED FUTURES STRATEGY FUND | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk: The Fund may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Fund.

ARROW MANAGED FUTURES STRATEGY FUND | Foreign Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund are long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

ARROW MANAGED FUTURES STRATEGY FUND | Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government Securities Risk: The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

ARROW MANAGED FUTURES STRATEGY FUND | Other Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Other Investment Company Risk: Other investment companies are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly those other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. Other investment companies are subject to specific risks, depending on the nature of the fund. The Fund’s investments in private investment funds will not have the benefit of the protections of the Investment Company Act of 1940, as amended (the “1940 Act”), as such investment funds are not registered investment companies under the 1940 Act.

ARROW MANAGED FUTURES STRATEGY FUND | Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Repurchase Agreement Risk: A repurchase agreement involves the purchase by the Fund of securities with the agreement that, after a stated period of time, the original seller will buy back the same securities at an agreed upon price or yield. However, if the seller defaults on its obligation to repurchase the securities, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

ARROW MANAGED FUTURES STRATEGY FUND | Structured Note Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Note Risk: The value of a structured note will be influenced by time to maturity, level of supply and demand for this type of note, interest rate and commodity market volatility, changes in the issuer’s credit quality rating, and economic, legal, political, or geographic events that affect the referenced commodity. These notes are typically issued by banks or brokerage firms, and have interest and/or principal payments which are linked to changes in the price level of certain assets or to the price performance of certain indices. There may be a lag between a change in the value of the Underlying Asset and the value of the structured note. The Fund may also be exposed to increased transaction costs.

ARROW MANAGED FUTURES STRATEGY FUND | Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

ARROW VALTORO ETF
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”), price of shares, and performance. The following describes the risks the Fund bears with respect to its direct investments as well as indirectly through investments in the Subsidiary. As with any fund, there is no guarantee that the Fund will achieve its objective.

The following risks apply to the Fund’s investments:

●	Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

○	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

○	Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

●	Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

○	Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

●	Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Bitcoin-linked and gold-linked instruments.

●	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that Arrow Investment Advisors makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

●	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.

●	Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

●	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

●	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining exposure to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

●	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares is halted, investors may be temporarily unable to trade shares of the Fund.

●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

●	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

●	Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level or subject to penalties. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. For purposes of satisfying diversification requirements under Subchapter M of the Internal Revenue Code, the Fund may “look through” to the underlying holdings of RIC ETFs in which it invests, provided the Fund does not control the ETF and the ETF qualifies as diversified. The Fund treats income from its Cayman subsidiary as Subpart F income

ARROW VALTORO ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Bitcoin Risk. The value of the Fund’s investment in Bitcoin futures is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of Bitcoin futures. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Fund’s investment in Bitcoin futures.

The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote Bitcoin in a way that artificially increases the price of Bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. Federal, state or foreign governments may restrict the use and exchange of Bitcoin, and regulation in the U.S. is still developing. Increased regulation might tend to depress the price of Bitcoin. The creation of a “fork” (as described above) or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the Fund.

The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund.

○	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

○	Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

ARROW VALTORO ETF | Bitcoin Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Bitcoin Tax Risk. By investing in Bitcoin futures indirectly through the Subsidiary, the Fund will obtain exposure to the cryptocurrency Bitcoin within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received by the Fund from its investments in the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

ARROW VALTORO ETF | Bitcoin Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Bitcoin Futures Contract Risk. The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. The successful use of futures contracts draws upon the advisor’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market and the resulting inability to close a futures contract when desired; (c) investments in futures contracts involves leverage, which means a small percentage of assets in futures can have a disproportionately large impact on the Fund and the Fund can lose more than the principal amount invested; (d) losses caused by unanticipated market movements, which are potentially unlimited; (e) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. Bitcoin futures may trade at a price premium above Bitcoin. As a futures contract approaches expiration, the price premium will tend to erode, which will result in losses to the Fund assuming other things equal.

ARROW VALTORO ETF | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Gold Risk. The price of gold may be volatile and gold futures contracts may be highly sensitive to the price of gold. The price of gold can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold has sales commission, storage, insurance, and auditing expenses, which may tend to reduce trading and liquidity.

○	Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

ARROW VALTORO ETF | Gold Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Gold Futures Risk. Gold futures are subject to inherent leverage that magnifies Fund losses. Futures may not provide an effective substitute for gold because changes in futures prices may not track those of the underlying gold bullion. Lack of correlation (or tracking) may be due to factors unrelated to the value of gold, such as speculative or other pressures on the markets. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions.

ARROW VALTORO ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Concentration Risk. The Fund’s net asset value may fluctuate more than that of a fund that does not concentrate in Bitcoin-linked and gold-linked instruments.

ARROW VALTORO ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk. The Fund is actively managed and its performance reflects the investment decisions that Arrow Investment Advisors makes for the Fund. The advisor’s judgments about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other market segments and funds with a similar investment objective and/ or strategies. The advisor’s reliance historical data may not produce the desired result if historical relationships prove unreliable or significantly different.

ARROW VALTORO ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk. The Fund has a limited number of financial institutions that act as Authorized Participants or market markers. Only Authorized Participants may engage in creation or redemption transactions directly with the Fund. If some or all of these Authorized Participants exit the business or are unable to process creation and/or redemption orders, and other Authorized Participants are not willing or able to create and redeem Fund shares, investors may experience a significantly diminished trading market and the shares may trade at a discount to NAV.

ARROW VALTORO ETF | Borrowing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Borrowing Risk. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

ARROW VALTORO ETF | Cash and Money Market Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash and Money Market Instruments Risk. Cash held by the Fund may be adversely affected by low interest rates on cash holdings. Money market instruments may be adversely affected by market and economic events affecting issuers of money market instruments. Defaults by transaction counterparties may also have a negative impact on the performance of such instruments. Each of these could have a negative impact on the performance of the Fund.

ARROW VALTORO ETF | Cash Purchases and Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cash Purchases and Redemption Risk. The Fund expects to affect all of its creations and redemption in cash rather than in-kind. Cash purchases and redemptions may increase brokerage and other transaction costs. The relatively high costs associated with obtaining exposure to Bitcoin futures contracts, particularly near contract expiration, may have a significant adverse impact on the performance of the Fund. Additionally, cash purchases and redemptions may cause the Fund to recognize a capital gain or loss.

ARROW VALTORO ETF | Early Close/Late Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares is halted, investors may be temporarily unable to trade shares of the Fund.

ARROW VALTORO ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

○	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

ARROW VALTORO ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

ARROW VALTORO ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the securities in the Fund’s portfolio are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

ARROW VALTORO ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV:

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

ARROW VALTORO ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk. The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s Shares will develop or be maintained, or that the Fund’s Shares’ listing will continue unchanged.

ARROW VALTORO ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.

ARROW VALTORO ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level or subject to penalties. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. For purposes of satisfying diversification requirements under Subchapter M of the Internal Revenue Code, the Fund may “look through” to the underlying holdings of RIC ETFs in which it invests, provided the Fund does not control the ETF and the ETF qualifies as diversified. The Fund treats income from its Cayman subsidiary as Subpart F income